Stock Compensation	12 Months Ended
Jun. 30, 2014
Stock Compensation [Abstract]
STOCK COMPENSATION

Note 12 – STOCK COMPENSATION

Restricted shares

On July 23, 2013, the Company entered into a consulting agreement to promote the Company's image in both the industry and capital markets. In connection with the agreements, the Company agreed to issue 170,632 shares of Common Stock valued at $2.02 (stock price at grant date). During the year ended June 30, 2014, the Company determined that performance had not occurred and would not be satisfactorily undertaken and consequently the Company terminated the agreement with the consultant and will not be delivering 170,632 shares of Common stock.

Number of Shares
Granted but not issued at June 30, 2013	338,368
Issued during year ended June 30, 2014	-
Granted during year ended June 30, 2014	170,632
Cancelled during year ended June 30, 2014	(170,632)
Reclassified to other liabilities during year ended June 30, 2014	(338,368)
Granted but not issued at June 30, 2014	-

The Company believes the shares originally to be issued were cancelled due to non performance.